THE HUNTINGTON FUNDS
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

April 30, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:                 THE HUNTINGTON FUNDS (the “Trust”)
Huntington Money Market Fund
Investment A Shares
Investment B Shares
Trust Shares
Huntington Ohio Municipal Money Market Fund
Investment A Shares
Trust Shares
Huntington Tax-Free Money Market Fund (formerly, Huntington Florida Tax-Free Money Fund)
Investment A Shares
Trust Shares
Huntington U.S. Treasury Money Market Fund
Investment A Shares
Trust Shares
Huntington Dividend Capture Fund
Investment A Shares
Investment B Shares
Trust Shares
Huntington Growth Fund
Investment A Shares
Investment B Shares
Trust Shares
Huntington Income Equity Fund
Investment A Shares
Investment B Shares
Trust Shares
Huntington International Equity Fund
Investment A Shares
Investment B Shares
Trust Shares
Huntington Macro 100 Fund
Investment A Shares
Investment B Shares
Trust Shares
Huntington Mid Corp America Fund
Investment A Shares
Investment B Shares
Trust Shares
Huntington New Economy Fund
Investment A Shares
Investment B Shares
Trust Shares
Huntington Real Strategies Fund
Investment A Shares
Investment B Shares
Trust Shares
Huntington Rotating Markets Fund
Investment A Shares
Investment B Shares
Trust Shares
Huntington Situs Fund (formerly, Huntington Situs Small Cap Fund)
Investment A Shares
Investment B Shares
Trust Shares
Huntington Technical Opportunities Fund
Investment A Shares
Investment B Shares
Trust Shares
Huntington Fixed Income Securities Fund
Investment A Shares
Investment B Shares
Trust Shares
Huntington Intermediate Government Income Fund
Investment A Shares
Investment B Shares
Trust Shares
Huntington Michigan Tax-Free Fund
Investment A Shares
Investment B Shares
Trust Shares
Huntington Mortgage Securities Fund
Investment A Shares
Investment B Shares
Trust Shares
Huntington Ohio Tax-Free Fund
Investment A Shares
Investment B Shares
Trust Shares
Huntington Short/Intermediate Fixed Income Securities Fund
Investment A Shares
Trust Shares
Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Real Strategies Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Fund (formerly, Huntington VA Situs Small Cap Fund)
Huntington VA Mortgage Securities Fund
1933 Act File No. 33-11905
1940 Act File No. 811-5010

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated May 1, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 57 on April 29, 2008.

If you have any questions regarding this certification, please contact me at (212) 521-5417.

Very truly yours,

/s/ Rana J. Wright
Rana J. Wright
Assistant Secretary